Putnam VT Research Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value
Aerospace and defense (1.5%)
Boeing Co. (The)(NON)	1,101	$187,776
Howmet Aerospace, Inc.	4,009	520,088
Northrop Grumman Corp.	687	351,751
RTX Corp.	3,202	424,137

		1,483,752
Air freight and logistics (0.7%)
FedEx Corp.	3,033	739,385

		739,385
Automobiles (1.8%)
General Motors Co.	4,302	202,323
Tesla, Inc.(NON)	6,058	1,569,991

		1,772,314
Banks (2.7%)
Bank of America Corp.	24,831	1,036,197
Citigroup, Inc.	11,851	841,302
JPMorgan Chase & Co.	2,646	649,064
PNC Financial Services Group, Inc. (The)	876	153,975

		2,680,538
Beverages (1.4%)
Coca-Cola Co. (The)	15,983	1,144,702
PepsiCo, Inc.	1,615	242,153

		1,386,855
Biotechnology (1.8%)
AbbVie, Inc.	4,274	895,488
Amgen, Inc.	445	138,640
Ascendis Pharma A/S ADR (Denmark)(NON)	1,793	279,457
Janux Therapeutics, Inc.(NON)	621	16,767
Regeneron Pharmaceuticals, Inc.	293	185,829
Vertex Pharmaceuticals, Inc.(NON)	549	266,166

		1,782,347
Broadline retail (4.8%)
Amazon.com, Inc.(NON)	25,375	4,827,848

		4,827,848
Building products (0.4%)
Trane Technologies PLC	1,088	366,569

		366,569
Capital markets (2.2%)
BlackRock, Inc.	615	582,085
Charles Schwab Corp. (The)	6,582	515,239
CME Group, Inc.	1,379	365,835
KKR & Co., Inc.	3,147	363,825
Nasdaq, Inc.	1,207	91,563
TPG, Inc.	5,894	279,552

		2,198,099
Chemicals (1.8%)
Corteva, Inc.	14,473	910,786
DuPont de Nemours, Inc.	4,477	334,342
Eastman Chemical Co.	2,308	203,358
Linde PLC	255	118,738
PPG Industries, Inc.	2,431	265,830

		1,833,054
Commercial services and supplies (0.7%)
Cintas Corp.	1,037	213,135
Copart, Inc.(NON)	2,549	144,248
GFL Environmental, Inc. (Canada)	2,943	142,176
Waste Connections, Inc.	1,093	213,343

		712,902
Communications equipment (1.0%)
Cisco Systems, Inc.	16,499	1,018,153

		1,018,153
Construction materials (0.5%)
CRH PLC	6,381	561,337

		561,337
Consumer finance (0.7%)
Capital One Financial Corp.	4,051	726,344

		726,344
Consumer staples distribution and retail (2.2%)
BJ's Wholesale Club Holdings, Inc.(NON)	538	61,386
Costco Wholesale Corp.	648	612,865
Target Corp.	2,131	222,391
Walmart, Inc.	15,212	1,335,461

		2,232,103
Containers and packaging (0.2%)
Ball Corp.	1,951	101,589
International Paper Co.	2,265	120,838

		222,427
Diversified telecommunication services (0.8%)
AT&T, Inc.	28,150	796,082

		796,082
Electric utilities (2.6%)
Constellation Energy Corp.	755	152,231
NextEra Energy, Inc.	6,771	479,996
NRG Energy, Inc.	7,636	728,933
PG&E Corp.	16,236	278,934
PPL Corp.	21,152	763,799
Southern Co. (The)	2,334	214,611

		2,618,504
Entertainment (2.2%)
Live Nation Entertainment, Inc.(NON)	5,381	702,651
Netflix, Inc.(NON)	634	591,224
Spotify Technology SA (Sweden)(NON)	769	422,973
Walt Disney Co. (The)	5,426	535,546

		2,252,394
Financial services (5.4%)
Apollo Global Management, Inc.	2,640	361,522
Berkshire Hathaway, Inc. Class B(NON)	2,690	1,432,640
Corebridge Financial, Inc.	7,044	222,379
Mastercard, Inc. Class A	4,179	2,290,593
Toast, Inc. Class A(NON)	5,382	178,521
Visa, Inc. Class A	2,782	974,980

		5,460,635
Food products (0.4%)
Mondelez International, Inc. Class A	6,672	452,695

		452,695
Ground transportation (0.7%)
Canadian Pacific Kansas City, Ltd. (Canada)	3,183	223,478
Union Pacific Corp.	2,033	480,276

		703,754
Health care equipment and supplies (2.1%)
Abbott Laboratories	2,634	349,400
Becton, Dickinson and Co.	1,290	295,487
Boston Scientific Corp.(NON)	5,044	508,839
Dexcom, Inc.(NON)	1,194	81,538
Intuitive Surgical, Inc.(NON)	863	427,418
Medtronic PLC	3,907	351,083
Stryker Corp.	164	61,049

		2,074,814
Health care providers and services (2.8%)
Cigna Group (The)	413	135,877
CVS Health Corp.	4,597	311,447
McKesson Corp.	1,271	855,370
UnitedHealth Group, Inc.	2,868	1,502,115

		2,804,809
Health care REITs (0.4%)
Welltower, Inc.(R)	2,683	411,062

		411,062
Hotels, restaurants, and leisure (0.9%)
Chipotle Mexican Grill, Inc.(NON)	4,829	242,464
McDonald's Corp.	1,340	418,576
Starbucks Corp.	2,774	272,102

		933,142
Household durables (0.5%)
D.R. Horton, Inc.	2,072	263,413
PulteGroup, Inc.	2,764	284,139

		547,552
Household products (1.5%)
Clorox Co. (The)	1,236	182,001
Procter & Gamble Co. (The)	8,068	1,374,949

		1,556,950
Industrial conglomerates (0.8%)
Honeywell International, Inc.	3,629	768,441

		768,441
Industrial REITs (0.4%)
Prologis, Inc.(R)	3,727	416,641

		416,641
Insurance (4.1%)
AIA Group, Ltd. (Hong Kong)	73,400	555,628
Allstate Corp. (The)	2,480	513,534
American International Group, Inc.	5,764	501,122
Arch Capital Group, Ltd.	3,591	345,382
Assured Guaranty, Ltd.	1,382	121,754
AXA SA (France)	16,330	697,711
MetLife, Inc.	3,928	315,379
Progressive Corp. (The)	2,016	570,548
Prudential PLC (United Kingdom)	25,666	276,962
Unum Group	3,012	245,358

		4,143,378
Interactive media and services (6.6%)
Alphabet, Inc. Class A	20,626	3,189,605
Meta Platforms, Inc. Class A	6,093	3,511,761

		6,701,366
Life sciences tools and services (1.6%)
Bio-Rad Laboratories, Inc. Class A(NON)	933	227,241
Danaher Corp.	1,335	273,675
ICON PLC (Ireland)(NON)	459	80,320
Thermo Fisher Scientific, Inc.	1,989	989,726

		1,570,962
Machinery (1.4%)
Fortive Corp.	7,466	546,362
Ingersoll Rand, Inc.	3,758	300,753
Otis Worldwide Corp.	5,989	618,065

		1,465,180
Media (0.1%)
Charter Communications, Inc. Class A(NON)(S)	190	70,021

		70,021
Metals and mining (0.4%)
Agnico-Eagle Mines, Ltd. (Canada)	1,741	188,624
Glencore PLC (United Kingdom)	65,146	238,443

		427,067
Multi-utilities (0.4%)
Ameren Corp.	2,207	221,583
CenterPoint Energy, Inc.	4,523	163,868

		385,451
Office REITs (0.2%)
Boston Properties, Inc.(R)	2,373	159,442

		159,442
Oil, gas, and consumable fuels (3.8%)
Antero Resources Corp.(NON)	5,078	205,354
BP PLC (United Kingdom)	61,410	344,599
Cenovus Energy, Inc. (Canada)	34,721	482,554
ConocoPhillips	3,625	380,698
Exxon Mobil Corp.	15,325	1,822,602
Shell PLC (London Exchange) (United Kingdom)	16,722	608,686

		3,844,493
Passenger airlines (0.3%)
Southwest Airlines Co.	8,270	277,707

		277,707
Pharmaceuticals (3.1%)
4Front Ventures Corp.(NON)	252,907	3,541
Eli Lilly and Co.	2,211	1,826,087
Innoviva, Inc.(NON)	11,471	207,969
Johnson & Johnson	4,480	742,963
Merck & Co., Inc.	3,717	333,638

		3,114,198
Real estate management and development (0.2%)
CBRE Group, Inc. Class A(NON)	1,784	233,312

		233,312
Semiconductors and semiconductor equipment (9.9%)
Analog Devices, Inc.	9,117	1,838,625
Broadcom, Inc.	8,907	1,491,299
Intel Corp.	12,381	281,173
Marvell Technology, Inc.	23,469	1,444,986
NVIDIA Corp.	40,471	4,386,247
Qualcomm, Inc.	3,420	525,346

		9,967,676
Software (8.9%)
AppLovin Corp. Class A(NON)	368	97,509
Microsoft Corp.	15,127	5,678,525
Oracle Corp.	9,053	1,265,700
Roper Technologies, Inc.	638	376,152
Salesforce, Inc.	5,691	1,527,237

		8,945,123
Specialized REITs (1.3%)
American Tower Corp.(R)	6,009	1,307,558

		1,307,558
Specialty retail (1.9%)
Home Depot, Inc. (The)	2,075	760,467
Lowe's Cos., Inc.	2,417	563,717
O'Reilly Automotive, Inc.(NON)	81	116,039
TJX Cos., Inc. (The)	3,567	434,461

		1,874,684
Technology hardware, storage, and peripherals (7.8%)
Apple, Inc.	27,927	6,203,425
Seagate Technology Holdings PLC	19,392	1,647,350

		7,850,775
Textiles, apparel, and luxury goods (0.5%)
Levi Strauss & Co. Class A	9,600	149,664
Lululemon Athletica, Inc.(NON)	616	174,365
Nike, Inc. Class B	1,110	70,463
On Holding AG Class A (Switzerland)(NON)	2,501	109,844

		504,336
Tobacco (0.6%)
Philip Morris International, Inc.	4,012	636,825

		636,825
Trading companies and distributors (0.3%)
United Rentals, Inc.	527	330,271

		330,271

Total common stocks (cost $68,964,378)		$100,151,327

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Southwest Airlines Co. (Call)	Jan-26/$40.00	$129,887	$3,868	$7,533
Morgan Stanley & Co. International PLC
Seagate Technology Holdings PLC (Call)	Jan-26/125.00	3,180,698	37,442	63,981

Total purchased options outstanding (cost $107,724)				$71,514

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	Shares	37,650	$37,650
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	2,761,694	2,761,694
U.S. Treasury Bills 4.312%, 4/8/25		$100,000	99,918
U.S. Treasury Bills 4.295%, 4/22/25(SEG)		200,000	199,505

Total short-term investments (cost $3,098,774)			$3,098,767
TOTAL INVESTMENTS

Total investments (cost $72,170,876)			$103,321,608

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $4,433,946) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	6/18/25	$350,426	$347,866	$(2,560)
		Canadian Dollar	Sell	4/16/25	21,002	21,103	101
		Danish Krone	Sell	6/18/25	126,042	125,249	(793)
	Barclays Bank PLC
		British Pound	Sell	6/18/25	152,286	151,252	(1,034)
		Canadian Dollar	Buy	4/16/25	11,266	11,422	(156)
		Euro	Sell	6/18/25	138,462	137,298	(1,164)
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	214,743	215,000	257
		Euro	Sell	6/18/25	21,937	21,749	(188)
		Hong Kong Dollar	Sell	5/21/25	327,343	327,356	13
	Goldman Sachs International
		British Pound	Sell	6/18/25	548,824	545,110	(3,714)
		Canadian Dollar	Sell	4/16/25	162,934	163,120	186
		Euro	Sell	6/18/25	118,154	117,171	(983)
		Hong Kong Dollar	Sell	5/21/25	40,417	40,412	(5)
	HSBC Bank PLC
		British Pound	Sell	6/18/25	20,537	20,384	(153)
		Canadian Dollar	Sell	4/16/25	21,836	22,116	280
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	7,302	7,337	(35)
		Canadian Dollar	Sell	4/16/25	7,302	7,311	9
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/16/25	204,033	204,182	149
		Euro	Sell	6/18/25	92,851	92,040	(811)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	6/18/25	304,960	303,201	(1,759)
		Canadian Dollar	Sell	4/16/25	37,830	37,442	(388)
		Euro	Buy	6/18/25	83,294	83,456	(162)
		Hong Kong Dollar	Sell	5/21/25	157,579	157,572	(7)
		Swedish Krona	Sell	6/18/25	365,567	364,160	(1,407)
	State Street Bank and Trust Co.
		British Pound	Sell	6/18/25	141,178	140,118	(1,060)
		Canadian Dollar	Sell	4/16/25	70	(406)	(476)
		Euro	Sell	6/18/25	13,249	13,137	(112)
		Hong Kong Dollar	Sell	5/21/25	119,773	119,778	5
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/16/25	151,321	151,501	180
		Euro	Sell	6/18/25	67,113	66,547	(566)
	UBS AG
		British Pound	Sell	6/18/25	24,154	23,991	(163)
		Canadian Dollar	Sell	4/16/25	218,846	219,001	155
		Euro	Sell	6/18/25	178,534	176,970	(1,564)

	Unrealized appreciation						1,335

	Unrealized (depreciation)						(19,260)

	Total						$(17,925)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
S&P 500 Index E-Mini (Long)	5	$1,402,963	$1,413,313	Jun-25	$(9,697)

Unrealized appreciation					—

Unrealized (depreciation)					(9,697)

Total					$(9,697)

WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $61,779) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Morgan Stanley & Co. International PLC
Seagate Technology Holdings PLC (Call)	Jan-26/$135.00	$3,180,698	$37,442	$41,172

Total				$41,172

ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Research Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $100,864,260.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,389,335	$3,745,281	$5,096,966	$7,612	$37,650
	Putnam Short Term Investment Fund Class P‡	2,753,082	6,419,426	6,410,814	32,024	2,761,694

	Total Short-term investments	$4,142,417	$10,164,707	$11,507,780	$39,636	$2,799,344
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $37,650 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $36,853.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $199,480.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $14,411 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$9,819,863	$—	$—
Consumer discretionary	10,459,876	—	—
Consumer staples	6,265,428	—	—
Energy	2,891,208	953,285	—
Financials	13,678,693	1,530,301	—
Health care	11,347,130	—	—
Industrials	6,847,961	—	—
Information technology	27,781,727	—	—
Materials	2,805,442	238,443	—
Real estate	2,528,015	—	—
Utilities	3,003,955	—	—

Total common stocks	97,429,298	2,722,029	—
Purchased options outstanding	—	71,514	—
Short-term investments	—	3,098,767	—

Totals by level	$97,429,298	$5,892,310	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(17,925)	$—
Futures contracts	(9,697)	—	—
Written options outstanding	—	(41,172)	—

Totals by level	$(9,697)	$(59,097)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com